DF DENT SMALL CAP GROWTH FUND (the "Fund")

Supplement dated August 25, 2017 to the Prospectus ("Prospectus") dated November 1, 2016

Effective August 31, 2017, Mr. Austin Root is no longer a portfolio manager of the Fund.  Accordingly, all references in the Prospectus to Mr. Root are deleted as of August 31, 2017.

For more information, please contact a Fund customer service representative toll free at
(866) 233-3368.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.

DF DENT SMALL CAP GROWTH FUND (the "Fund")

Supplement dated August 25, 2017 to the Statement of Additional Information ("SAI") dated November 1, 2016

Effective August 31, 2017, Mr. Austin Root is no longer a portfolio manager of the Fund.  Accordingly, all references in the SAI to Mr. Root are deleted as of August 31, 2017.

For more information, please contact a Fund customer service representative toll free at
(866) 233-3368.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.